Summary Prospectus February 1, 2012


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group


DWS WORLD DIVIDEND FUND






CLASS/Ticker    A   SERAX    B   SERBX    C   SERCX    INST   SERNX    S   SCGEX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C and INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated February 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks total return, emphasizing both current income and capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 52) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C       INST          S
                                     ----------  ---------  ---------  ---------  ---------
Maximum sales charge (load)
imposed on purchases, as % of
offering price                           5.75      None       None       None       None
------------------------------------     ----      --         --         --         --
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00         None       None
------------------------------------    -----    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 15 days, as % of
redemption proceeds                      2.00    2.00       2.00       2.00       2.00
------------------------------------    -----    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                           A          B          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.67       0.67       0.67       0.67        0.67
----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                           0.24       0.99       1.00      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses                         0.44       0.84       0.44       0.28        0.48
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               1.35       2.50       2.11       0.95        1.15
----------------------------------     ----       ----       ----      -----       -----
Less fee waiver/reimbursement          0.00       0.32       0.00       0.00        0.00
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES (after fee waiver and/or
expense reimbursement)                 1.35       2.18       2.11       0.95        1.15
----------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through January 31, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 2.18% for Class B. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class B) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 705     $ 621     $ 314     $  97     $ 117
--       -----     -----     -----     -----     -----
3          978     1,048       661       303       365
--       -----     -----     -----     -----     -----
5        1,272     1,502     1,134       525       633
--       -----     -----     -----     -----     -----
10       2,105     2,265     2,441     1,166     1,398
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 705     $ 221     $ 214     $  97     $ 117
--       -----     -----     -----     -----     -----
3          978       748       661       303       365
--       -----     -----     -----     -----     -----
5        1,272     1,302     1,134       525       633
--       -----     -----     -----     -----     -----
10       2,105     2,265     2,441     1,166     1,398
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2011: 82%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Normally, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in dividend paying stocks. The fund will generally invest in at least three different countries and will normally invest at least 40% of net assets in securities issued by foreign based companies.


The fund's investments will include primarily common stocks issued by US and foreign based companies and may also include preferred stocks and other equity securities such as convertible securities and warrants.


MANAGEMENT PROCESS.


Although the fund may invest in companies of any size and from any country, it will invest mainly in common stocks of established companies in countries with developed economies. The fund will seek income by investing in dividend paying stocks. Portfolio management looks for companies it believes are fundamentally strong and that it expects to have high, sustainable dividend yields and stable cash flows.


In choosing securities, portfolio management uses a combination of analytical disciplines:

o BOTTOM-UP RESEARCH. Portfolio management looks for individual companies that it believes have a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

o GROWTH ORIENTATION. Portfolio management generally looks for companies that it believes have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

o ANALYSIS OF REGIONAL THEMES. Portfolio management looks for significant social, economic, industrial and demographic changes, seeking to identify stocks that may benefit from them.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, if the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


REGIONAL FOCUS RISK. Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. To the extent the fund focuses its investments, market swings in such a targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance.



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                                                         DWS World Dividend Fund


                                             SUMMARY PROSPECTUS February 1, 2012

Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


Prior to December 31, 2011, the returns in the bar chart and the after-tax returns in the performance table below were shown for Class S shares. The bar chart and the after-tax returns below are shown for Class A shares because the shares now have 10 or more years of annual returns and are available to most investors.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]


   2002       2003       2004       2005       2006       2007       2008       2009       2010      2011
  -21.39      32.23      16.83      12.63      32.63      5.48       -48.01     31.55      2.97      0.11




Best Quarter: 26.32%, Q3 2009   Worst Quarter: -25.08%, Q3 2002

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2011 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on 3/31/2005.



                                 CLASS           1           5         10       SINCE
                             INCEPTION        YEAR       YEARS      YEARS   INCEPTION
                          ------------  ----------  ----------  ---------  ----------
CLASS A before tax         3/19/2001        -5.64       -6.86       2.43         -
------------------------- ----------       ------      ------       ----         -
  After tax on
  distributions                             -6.07       -7.54       1.93         -
  After tax on distribu-
  tions and sale of
  fund shares                               -3.13       -5.66       2.17         -
------------------------- ----------       ------      ------       ----         -
CLASS B before tax         3/19/2001        -3.73       -6.72       2.14         -
------------------------- ----------       ------      ------       ----         -
CLASS C before tax         3/19/2001        -0.67       -6.54       2.19         -
------------------------- ----------       ------      ------       ----         -
CLASS S before tax        10/10/1994        0.35        -5.53       3.26         -
------------------------- ----------       ------      ------       ----         -
INST CLASS before tax      3/11/2005        0.49        -5.31         -        1.20
------------------------- ----------       ------      ------       ----       ----
MSCI WORLD HIGH
DIVIDEND YIELD INDEX                        3.89        -2.33       5.40       2.97
------------------------- ----------       ------      ------       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

THOMAS SCHUESSLER, PHD., MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


OLIVER PFEIL, PHD., DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.


FABIAN DEGEN, ASSISTANT VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2010.



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                                                         DWS World Dividend Fund


                                             SUMMARY PROSPECTUS February 1, 2012

PETER STEFFEN, ASSISTANT VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2010.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or Institutional Class
                                        shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.


PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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                                                         DWS World Dividend Fund
                                    SUMMARY PROSPECTUS February 1, 2012 DWDF-SUM